As filed with the U.S. Securities and Exchange Commission on October 10, 2007

File No. 33-33980

File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 53

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Santa Monica CA	90401
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

1299 Ocean Avenue, Santa Monica, California 90401

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [Date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

GLOBAL EQUITY PORTFOLIO (Institutional Class shares, Class R1 shares and Class R2 shares)

GLOBAL 60/40 PORTFOLIO (Institutional Class shares, Class R1 shares and Class R2 shares)

GLOBAL 25/75 PORTFOLIO (Institutional Class shares, Class R1 shares and Class R2 shares)

DFA INTERNATIONAL VALUE PORTFOLIO (Class R1 shares and Class R2 shares)

CONTENTS

This Post-Effective Amendment No. 52/53 to Registration File Nos. 33-33980/811-6067 includes the following:

1.	FACING PAGE (1)

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Institutional Class shares of Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

4.	PART A — Prospectus (1)

5.	PART B — Statement of Additional Information relating to the Institutional Class shares of Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

6.	PART B — Statement of Additional Information (1)

7.	PART C — Other Information

8.	SIGNATURES

(1)	The Prospectus and Statement of Additional Information relating to the Class R1 shares and Class R2 shares of Registrant’s DFA International Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 95/96 to the Registration Statement of DFA Investment Dimensions Group Inc., filed October 10, 2007 (File Nos. 2-73948/811-3258) pursuant to Rule 485(b) of the 1933 Act.

P R O S P E C T U S

October 10, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:   •   Is a mutual fund with its own investment objective and policies.

•   Is designed for long-term investors.

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

INSTITUTIONAL CLASS SHARES

The Portfolios offer three classes of shares: Institutional Class shares, Class R1 shares and Class R2 shares. This Prospectus describes the Institutional Class shares of the Portfolios which:

Are generally available only to institutional investors, retirement plans, certain financial institutions and clients of registered investment advisors.

Do not charge a sales commission or “load.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investments in the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in the Portfolios involve investment risk, including the possible loss of principal.

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RISK/RETURN SUMMARY

About the Portfolios

The Portfolios Have Special Structures: Each of the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the “Portfolios”) is a “fund of funds,” which means that each Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

Asset Allocation Strategies: The Portfolios provide investors with an option to choose one of three diversified investment portfolios, which combine multiple equity investment strategies with varying levels of fixed income strategies. The Advisor employs different asset allocation strategies for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers in different proportions for each Portfolio, and shares of Underlying Funds that invest in fixed income securities of domestic and international issuers in different proportions for the Global 60/40 Portfolio and Global 25/75 Portfolio. The target allocation of assets between equity Underlying Funds (the “Equity Underlying Funds,” consisting of the “Domestic Equity Underlying Funds” and the “International Equity Underlying Funds”) and fixed income Underlying Funds (the “Fixed Income Underlying Funds”), and the range of allocations for each Portfolio, under normal circumstances, are shown in the table below:

	Global Equity Portfolio Allocation		Global 60/40 Portfolio Allocation		Global 25/75 Portfolio Allocation
	Target	Range	Target	Range	Target	Range
Equity Underlying Funds	100%	90%-100%	60%	40%-80%	25%	5%-45%
Fixed Income Underlying Funds	0%	0%	40%	20%-60%	75%	55%-95%

Each Portfolio’s target allocation generally relates to a different level of equity and fixed income exposure, and hence, a different level of overall risk. The Global Equity Portfolio seeks to provide maximum capital appreciation, resulting in the highest level of equity risk of the three Portfolios. The Global 25/75 Portfolio seeks to provide investors with a return consistent with relatively low levels of equity risk. The Global 60/40 Portfolio’s equity risk level falls between that of the Global Equity and Global 25/75 Portfolios.

As of the date of this Prospectus, each Portfolio is expected to invest mainly in the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in the Fixed Income Underlying Funds. While each Portfolio currently intends to invest in the Underlying Funds identified below, each Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., The Emerging Markets Small Cap Series, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The investment objectives and policies of the Underlying Funds are summarized in the section, “INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS—Investment Objectives, Strategies and Policies of the Underlying Funds.”

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Management

The Advisor is the investment manager for the Portfolios and Underlying Funds.

Investment Objectives, Investment Strategies and Principal Risks

Investment Objectives and Investment Strategies

Global Equity Portfolio (the “Equity Portfolio”)

•	Investment Objective: Long-term capital appreciation.

•	Investment Strategy: Invest the Portfolio’s assets in Equity Underlying Funds. (The Portfolio will have no exposure to Fixed Income Underlying Funds.)

Global 60/40 Portfolio (the “60/40 Portfolio”)

•	Investment Objective: Total return consisting of capital appreciation and current income.

•

Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 60% of the Portfolio’s assets to Equity Underlying Funds and approximately 40% of the Portfolio’s assets to Fixed Income Underlying Funds.

Global 25/75 Portfolio (the “25/75 Portfolio”)

•	Investment Objective: Total return consistent with current income and preservation of capital with some capital appreciation.

•

Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 25% of the Portfolio’s assets to Equity Underlying Funds and approximately 75% of its assets to Fixed Income Underlying Funds.

Principal Risks

Fund of Funds Risk: The investment performance of each Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of a Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of any Portfolio or Underlying Fund will be achieved. Through their investments in the Underlying Funds, the Portfolios are subject to the risks of the Underlying Funds’ investments. The risks of the Underlying Funds’ investments are listed below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Underlying Funds that own them (and, in turn, the Portfolios) to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio, one of the Domestic Equity Underlying Funds, is concentrated in the real estate industry. The DFA Real Estate Securities Portfolio’s exclusive focus on the real estate industry may cause its risk to approximate the general risks of direct real estate ownership. Its performance may be materially different from the broad U.S. equity market.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

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Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Risks generally associated with foreign securities and currencies also apply.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes. Interest rate risk is not a principal risk for the Equity Underlying Funds or the Equity Portfolio.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact an Underlying Fund’s performance. While securities directly issued or guaranteed by the U.S. Treasury and agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities or by private issuers may have greater credit risks. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: The DFA Two-Year Global Fixed Income Series, one of the Fixed Income Underlying Funds, will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. Focus on the banking industry would link the performance of The DFA Two-Year Global Fixed Income Series to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause The DFA Two-Year Global Fixed Income Series’ value to fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Fund’s income to decline.

Other Information

Securities Lending:

The Underlying Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Commodity Pool Operator Exemption:

The Underlying Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to regulation as a pool operator under the CEA.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance of the Institutional Class shares of each Portfolio from year to year. The Table for the Institutional Class shares of the Portfolios illustrates how the specified returns, before taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The Tables also reflect the after-tax returns presented for the Institutional Class of each Portfolio. The after-tax returns presented are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

Equity Portfolio	Institutional Class
Management/Administration Fee(1)	0.30%
Other Expenses	0.04%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	0.26%

Total Operating Expenses	0.60%
Fee Waiver and/or Expense Assumption	0.23	%(3)

Net Expenses	0.37%

60/40 Portfolio	Institutional Class
Management/Administration Fee(1)	0.25%
Other Expenses	0.04%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	0.23%

Total Operating Expenses	0.52%
Fee Waiver and/or Expense Assumption	0.17	%(3)

Net Expenses	0.35%

25/75 Portfolio	Institutional Class
Management/Administration Fee(1)	0.20%
Other Expenses	0.08%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	0.21%

Total Operating Expenses	0.49%
Fee Waiver and/or Expense Assumption	0.12	%(3)

Net Expenses	0.37%

(1)	The “Management/Administration Fee” reflects the administration fees paid by the Portfolios to the Advisor. The Portfolios do not pay separate management fees to the Advisor. The Advisor is not compensated for the management services it provides to the Portfolios.

(2)	“Acquired Fund Fees and Expenses” is the amount of a Portfolio’s proportionate share of the fees and expenses of the Underlying Funds that the Portfolio indirectly pays as a result of its investment in the Underlying Funds.

(3)	Pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement the Advisor will:

(i)	waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and

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(ii)	assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding Administration Fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds, but excluding expenses from investment in other investment companies) of the Institutional Class shares of the Equity Portfolio to 0.44%, the 60/40 Portfolio to 0.41% and the 25/75 Portfolio to 0.37%.

The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. (“DIG”) or the Advisor. At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Institutional Class shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Equity Portfolio
Institutional Class Shares	$38	$169	$312	$728
60/40 Portfolio
Institutional Class Shares	$36	$150	$274	$636
25/75 Portfolio
Institutional Class Shares	$38	$145	$262	$604

The costs of each class for each Portfolio reflect the “Net Expenses” that result from the contractual expense waivers and assumptions of expenses for the first year only.

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HIGHLIGHTS

Management and Administrative Services

The Advisor provides each Portfolio with administrative services and also serves as investment advisor to each Portfolio and Underlying Fund. See “MANAGEMENT OF THE PORTFOLIOS.”

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income quarterly (on a calendar basis) and will distribute any net realized capital gains annually after the end of the Portfolios’ fiscal year in November. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of each class of each Portfolio are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Underlying Funds. The redemption price of a share of each class of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

All Portfolios

The Advisor seeks to construct a diversified portfolio for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers. The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers.

Investments in Underlying Funds

As of the date of this Prospectus, each Portfolio is expected to invest in each of the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in Fixed Income Underlying Funds.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., The Emerging Markets Small Cap Series, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The Underlying Funds in which each Portfolio may invest, each Portfolio’s allocation with respect to each Underlying Fund, the target asset allocation and allocation range between Equity Underlying Funds and Fixed Income Underlying Funds, and the investment policies of the Underlying Funds, may be changed at any time by the Advisor without shareholder approval.

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Global Equity Portfolio

The investment objective of the Equity Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Equity Portfolio generally allocates its assets to a combination of Equity Underlying Funds. The Equity Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the Equity Portfolio intends to invest in the Domestic Equity Underlying Funds and International Equity Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks. The Equity Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the Equity Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the Equity Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Equity Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Equity Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to other short-term investments, the Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing all of its assets in Equity Underlying Funds, the Equity Portfolio is expected to provide the most aggressive equity exposure of the three Portfolios, and hence, corresponding level of overall risk.

As a non-fundamental investment policy, under normal circumstances, the Equity Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds). If the Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change its name.

Global 60/40 Portfolio

The investment objective of the 60/40 Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio’s assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to Fixed Income Underlying Funds. With respect to investments in Equity Underlying Funds, the 60/40 Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 60/40 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

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Periodically, the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 60/40 Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to other short-term investments, the 60/40 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing its assets in Underlying Funds that invest in a variety of equity and fixed income securities, the 60/40 Portfolio is expected to fall in between the other two Portfolios with regard to expected equity exposure. As a result, the 60/40 Portfolio’s risk is also expected to fall between the risks of the Equity Portfolio and 25/75 Portfolio.

Global 25/75 Portfolio

The investment objective of the 25/75 Portfolio is to seek total return consistent with current income and preservation of capital with some capital appreciation. To achieve its investment objective, the 25/75 Portfolio, under normal market circumstances, allocates the majority of its assets to Fixed Income Underlying Funds, but the Portfolio also invests a small portion of its assets to Equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to Equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to Fixed Income Underlying Funds. As of the date of this Prospectus, the 25/75 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 25/75 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 25/75 Portfolio without notice to shareholders. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing and selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Fund.

In addition to other short-term investments, the 25/75 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing the majority of its assets in Fixed Income Underlying Funds, the 25/75 Portfolio is expected to provide lower equity exposure than the other two Portfolios, and hence, lower levels of overall risk.

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F	Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F

Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stocks’ market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater the representation.

F

Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer.

INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE UNDERLYING FUNDS

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Portfolios invest as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolios’ Statement of Additional Information.

Investment Strategies of the Underlying Funds

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.	Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.	Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.	Excluding certain companies after analyzing various factors (for example, liquidity).

4.	Purchasing stocks either (i) using a market capitalization weighted approach or (ii) so the portfolio is generally diversified within the targeted asset class.

The U.S. Large Company Series is managed differently than the Advisor’s typical approach. Because this Underlying Fund is an index fund, its only criteria for holding a stock is whether the stock is in the Standard & Poor’s 500 Stock Index® (the “S&P 500® Index”).

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.	Setting a maturity range.

2.	Implementing the Advisor’s quality and eligibility guidelines.

3.	Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

Investment Objectives and Policies

The U.S. Large Company Series

The U.S. Large Company Series seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions that they are represented in the S&P 500® Index.

S&P is not responsible for and has not participated in the determination of the prices and amount of The U.S. Large Company Series or in the issuance or sale of shares of The U.S. Large Company Series or in the determination or calculation of the equation by which The U.S. Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The U.S. Large Company Series.

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Standard & Poor’s (“S&P”)—Information and Disclaimers

The U.S. Large Company Series is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of The U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in The U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to The U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to The U.S. Large Company Series. S&P has no obligation to take the needs of The U.S. Large Company Series or its respective owners into consideration in determining, composing or calculating the S&P 500® Index.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The U.S. Large Cap Value Series

The investment objective of The U.S. Large Cap Value Series is to achieve long-term capital appreciation. The U.S. Large Cap Value Series generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”).

The U.S. Small Cap Series

The U.S. Small Cap Series has an investment objective to achieve long-term capital appreciation. The U.S. Small Cap Series generally will purchase a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. The U.S. Small Cap Series also may invest in securities of foreign issuers that are traded in the U.S. securities markets and in privately placed convertible debentures.

DFA Real Estate Securities Portfolio

The investment objective of the DFA Real Estate Securities Portfolio (the “Real Estate Portfolio”) is to achieve long-term capital appreciation. The Real Estate Portfolio will concentrate its investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies traded in the U.S. securities markets in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except for partnerships, whose principal business is to develop commercial property. The Real Estate Portfolio is authorized to purchase and sell financial futures contracts and options thereon.

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

The investment objective of each of the U.S. Core Equity 1 Portfolio and the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation. Each Portfolio seeks to achieve its investment objective by purchasing

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a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, Amex and Nasdaq (U.S. Universe). An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. While both Portfolios seek increased exposure to small capitalization and value companies, U.S. Core Equity 2 Portfolio’s emphasis on small capitalization and value companies is greater than that of U.S. Core Equity 1 Portfolio.

Large Cap International Portfolio

The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Large Cap International Portfolio intends to purchase the stocks of large companies in Europe, Australia, Canada and the Far East. Under normal market conditions, the Large Cap International Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Large Cap International Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

The Japanese Small Company Series

The Japanese Small Company Series’ investment objective is to achieve long-term capital appreciation. The Japanese Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies. The Japanese Small Company Series may also invest in securities of Japanese companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series’ investment objective is to achieve long-term capital appreciation. The Asia Pacific Small Company Series generally will purchase stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Asia Pacific Small Company Series may also invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The United Kingdom Small Company Series

The United Kingdom Small Company Series’ investment objective is to achieve long-term capital appreciation. The United Kingdom Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies. The United Kingdom Small Company Series may also invest in securities of United Kingdom companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Continental Small Company Series

The Continental Small Company Series’ investment objective is to achieve long-term capital appreciation. The Continental Small Company Series generally will purchase readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. The Continental Small Company Series may also invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

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The DFA International Value Series

The investment objective of The DFA International Value Series is to achieve long-term capital appreciation. The DFA International Value Series purchases the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. The Series intends to invest in the stocks of large companies in countries with developed markets. Under normal market conditions, the Series intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

International Core Equity Portfolio

The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets which have been authorized for investment by the Advisor’s Investment Committee (International Universe). An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund Inc.

Emerging Markets Core Equity Portfolio

The investment objective of each of The Emerging Markets Series, The Emerging Markets Small Cap Series and Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. The investment objective of Dimensional Emerging Markets Value Fund Inc. (the “Emerging Markets Value Fund”) is to seek long-term capital growth through purchasing primarily emerging markets equity securities. Each of The Emerging Markets Series, The Emerging Markets Small Cap Series, the Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio (together, the “Emerging Markets Underlying Funds”) seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). Each Emerging Markets Underlying Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on OTC markets.

The Emerging Markets Series will seek to purchase a broad market coverage of larger companies within each Approved Market, and The Emerging Markets Small Cap Series will seek to purchase a broad market coverage of smaller companies within each Approved Market. The Emerging Markets Value Fund will seek to purchase emerging market equity securities, which are deemed by the Advisor to be value stocks at the time of purchase. The Emerging Market Core Equity Portfolio will seek to purchase a broad and diverse group of securities with an increased exposure to securities of small cap issuers and securities that it considers to be “value” securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios.

In determining what countries are eligible markets for the Emerging Markets Underlying Funds, the Advisor may consider various factors, including without limitation, the data, analysis and classification of countries published and disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all such emerging markets.

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The DFA Two-Year Global Fixed Income Series

The investment objective of The DFA Two-Year Global Fixed Income Series is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Series intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, The DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

Because many of the Series’ investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. As of the date of this Prospectus, The Two-Year Global Fixed Income Series is not concentrating its investments in the banking industry.

DFA Five-Year Global Fixed Income Portfolio

The investment objective of the DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The DFA Five-Year Global Fixed Income Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Portfolio intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

SECURITIES LOANS

The Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While an Underlying Fund may earn additional income from lending securities, such activity is incidental to an Underlying Fund’s investment objective. The value of securities loaned may not exceed 33 1/3% of the value of an Underlying Fund’s total assets, which includes the value of collateral received. To the extent an Underlying Fund loans a portion of its securities, an Underlying Fund will receive collateral consisting generally of cash or securities of the U.S. government or its agencies, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Underlying Funds may invest the collateral received for the loaned securities in securities of the U.S. government and its agencies, repurchase agreements collateralized by securities of the U.S. government and its agencies and registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and

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agency mortgage backed securities. In addition, the Underlying Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. An Underlying Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Underlying Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. Each Portfolio is also authorized to lend its portfolio securities.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Portfolio. As such, the Advisor is responsible for the management of their respective assets. Each Portfolio is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios.

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides each Underlying Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

The Portfolios do not pay any management fees to the Advisor for managing the Portfolios. Each Portfolio indirectly pays its proportionate share of the expenses of the Underlying Funds in which the Portfolio invests including the management fees paid to the Advisor by the Underlying Funds. For the Underlying Fund expenses paid by the Portfolios for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management totaled approximately $150 billion.

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DIG bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of DIG that are not allocable to a particular Portfolio or class of the Portfolio are borne by each Portfolio or class of the Portfolio on the basis of its relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the Portfolios, who do not own shares under a 401(k) Plan, may select one of the following options upon written notice to the Advisor:

•	Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

•	Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

•	Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the

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account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income taxes.

Because each Portfolio is organized as a “fund-of-funds” with some of the Underlying Funds being treated as corporations, it is unlikely that a Portfolio will qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Underlying Funds. In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Receipt of Excess Inclusion Income by a Portfolio. Income received by a Portfolio from an Underlying Fund that invests in certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” An Underlying Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Portfolio shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person. A Portfolio must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Portfolio shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Portfolio must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Portfolio’s excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

PURCHASE OF SHARES

The Portfolios are sold primarily to: (i) defined contribution plans that are exempt from taxation under the Internal Revenue Code (“retirement plans”), (ii) clients, customers or members of certain financial institutions, (iii) certain institutional investors, and (iv) clients of registered investment advisors.

Provided that the Portfolios are available under an employer’s retirement plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by DIG’s management for making investments. Investors who are considering an investment in the Portfolios should contact their employer or institution for details about the purchase procedures and the classes of shares that are available.

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Investors who are not purchasing shares under an employer’s retirement plan or through an institution, may purchase shares of the Portfolios by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. The Portfolios generally are available for investment by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Funds and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form by the Advisor, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

DIG reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

Shares also may be purchased and sold by individuals through securities firms, which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from DIG. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by DIG, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Underlying Funds in which such Portfolio invests. Shares may also be purchased in exchange for local currencies in which such securities of the corresponding Underlying Fund are denominated. Securities and local currencies accepted by DIG for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or the Underlying Funds) whose shares are being acquired and must be delivered to DIG by the investor upon receipt from the issuer. Investors who desire to purchase shares of a Portfolio with local currencies should first contact the Advisor for wire instructions.

DIG will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Underlying Funds, and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or the Underlying Funds) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of DIG, the value of any such securities (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by an Underlying Fund, may not exceed 5% of the net assets of the Underlying Fund immediately after the transaction. DIG will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange, depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

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POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, nature of the Portfolios’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the International Equity Underlying Funds in which the Portfolios invest have significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the International Equity Underlying Funds and the Portfolios calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Equity Underlying Funds and the Portfolios calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of DIG (collectively, the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolios: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

DIG, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. DIG reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that DIG believes are made on behalf of market timers. DIG, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if DIG or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, DIG and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to DIG’s general ability to restrict potentially disruptive trading activity as described above, DIG also has adopted purchase blocking procedures. Under DIG’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), DIG and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by DIG, Dimensional, or their agents. DIG and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under DIG’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan

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contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding DIG’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of DIG and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio or Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio and Underlying Fund.

Commencing in October 2007, DIG, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. DIG, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in DIG and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of DIG. DIG, Dimensional or their designees, when they detect trading patterns in shares of DIG that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of DIG and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of DIG and Dimensional to prevent excessive short-term trading, there is no assurance that DIG, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of DIG, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. DIG and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that DIG and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of DIG and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of DIG and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both DIG’s service providers and the Intermediaries. DIG expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c-2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board and the Boards of the Underlying Funds have adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are

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fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund are generally calculated on days that the NYSE is open for trading. The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Underlying Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Underlying Funds in which the Portfolio invests. Securities held by the Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Underlying Funds will tend to fluctuate with interest rates because, unlike money market funds, these Underlying Funds do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees of the Underlying Funds, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of

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the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Underlying Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Underlying Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an Underlying Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Underlying Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Underlying Funds and the Portfolios determine their net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of each International Equity Underlying Fund, The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since certain Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Underlying Funds do not price their shares, the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Underlying Funds in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such Underlying Funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). These Emerging Markets Underlying Funds may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require an Underlying Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by an Underlying Fund is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received an investor’s instructions in good order, and the custodian has received the investor’s payment, shares of the Institutional class of the Portfolio selected will be priced at the public offering price, which is the net asset value of the class of shares of the Portfolio calculated next after receipt of the investor’s funds by the custodian. The transfer agent or DIG may, from time to time, appoint sub-transfer agents (such as shareholder services agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are

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authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. DIG reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Institutional Class shares of one Portfolio described in this Prospectus for Institutional Class shares of another Portfolio described in this Prospectus. Investors in any Portfolio eligible for the exchange privilege may exchange all or part of their Institutional Class shares of a Portfolio for Institutional Class shares of certain other portfolios of DFA Investment Dimensions Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor to request the prospectuses of eligible portfolios of DFA Investment Dimensions Group Inc.

Retirement Plan participants and clients of certain financial institutions may exchange shares by completing the necessary documentation required by the Advisor and the shareholder services agent designated under the employer’s Retirement Plan or by an institution. Please contact your employer, institution or the shareholder services agent.

Other investors may exchange shares by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to DIG, as follows:

Attn: Client Operations

1299 Ocean Avenue

Santa Monica, CA 90401

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any Portfolio or otherwise adversely affect DIG, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

For Retirement Plan participants and clients of certain financial institutions exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the shareholder services agent has received appropriate instructions in the form required by such shareholder services agent.

For other investors exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if DIG does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange.

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There is no fee imposed on an exchange. However, DIG reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a Retirement Plan. DIG reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure for Retirement Plan Participants and Clients of Financial Institutions

A participant in a Retirement Plan or a client of an institution who desires to redeem shares of a Portfolio must furnish a redemption request to the Intermediary, Sub-designee or shareholder services agent designated under the Retirement Plan or by the institution in the form required by such Intermediary, Sub-designee or shareholder services agent. The Intermediary, Sub-designee or shareholder services agent will adopt procedures approved by DIG’s management for transmitting redemption orders.

Redemption Procedure for Retirement Plans, Institutions and Other Investors

A Retirement Plan, institution or other investor that desires to redeem shares of a Portfolio must furnish a redemption request to DIG. An investor, other than a Retirement Plan or institution, must contact the Advisor at (310) 395-8005 to redeem shares of a Portfolio. Each Portfolio will redeem shares at the net asset value of such class of shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if DIG does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

A Retirement Plan, institution or other investor that has authorized redemption payment by wire on an authorization form filed with DIG may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to an account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the bank account. DIG reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to the Retirement Plan, institution or investor. No charge is made by DIG for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until DIG can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to the Portfolios, the Fund reserves the right to redeem an investor’s account if the value of the shares in a Portfolio is $500 or less because of redemptions by the investor. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the investor, the Fund will give written notice of the redemption to the investor at least sixty days before the redemption date. The investor will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for the Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to an investor for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent and does not apply to retirement plan participant accounts whose shares are held within a larger account established by a retirement plan with the Fund’s transfer agent.

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In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s Underlying Funds, in lieu of cash, in accordance with Rule 18f-1 under the Investment Company Act of 1940. The Portfolios also reserve the right to redeem their shares in the currencies in which their Underlying Funds’ investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios and Underlying Funds generally will disclose up to their 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. The Portfolios and Underlying Funds also generally will disclose their complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Underlying Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are meant to help you understand each Portfolio’s financial performance for the life of the Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Portfolios, assuming reinvestment of all dividends and distributions. The information for the six-month period ended May 31, 2007 has not been audited. This information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report, which is available upon request.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Institutional Class Shares

	Global Equity Portfolio						Global 60/40 Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004		Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$14.78		$12.92	$11.56	$10.00		$12.67		$11.60	$10.83	$10.00

Income From Investment Operations
Net Investment Income	0.05	#	0.23 #	0.25 #	0.09		0.04	#	0.19 #	0.22 #	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	1.82		2.28	1.29	1.55		1.03		1.35	0.72	0.83

Total from Investment Operations	1.87		2.51	1.54	1.64		1.07		1.54	0.94	0.94

Less Distributions
Net Investment Income	(0.10)		(0.21)	(0.16)	(0.08)		(0.09)		(0.21)	(0.16)	(0.11)
Net Realized Gains	(0.17)		(0.44)	(0.02)	—		(0.09)		(0.26)	(0.01)	—

Total Distributions	(0.27)		(0.65)	(0.18)	(0.08)		(0.18)		(0.47)	(0.17)	(0.11)

Net Asset Value, End of Period	$16.38		$14.78	$12.92	$11.56		$13.56		$12.67	$11.60	$10.83

Total Return	12.85	%†	20.33%	13.47%	16.46	%†	8.50	%†	13.78%	8.80%	9.41	%†
Net Assets, End of Period (thousands)	$1,173,102		$847,574	$485,301	$179,079		$656,982		$538,369	$277,269	$102,341
Ratio of Expenses to Average Net Assets*	0.33	%^	0.37%	0.46%	0.67	%^@	0.31	%^	0.35%	0.45%	0.65	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.58	%^	0.60%	0.56%	0.71	%^@	0.51	%^	0.52%	0.55%	0.83	%^@
Ratio of Net Investment Income to Average Net Assets	0.68	%^	1.72%	1.50%	1.08	%^@	0.63	%^	1.56%	1.99%	1.18	%^@

^	Annualized

†	Non-annualized

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

#	Computed using average shares outstanding.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Institutional Class Shares

	Global 25/75 Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$11.15		$10.65	$10.34	$10.00

Income From Investment Operations
Net Investment Income	0.03	#	0.22 #	0.24 #	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50		0.60	0.24	0.36

Total from Investment Operations	0.53		0.82	0.48	0.47

Less Distributions
Net Investment Income	(0.07)		(0.21)	(0.17)	(0.13)
Net Realized Gains	(0.09)		(0.11)	—	—

Total Distributions	(0.16)		(0.32)	(0.17)	(0.13)

Net Asset Value, End of Period	$11.52		$11.15	$10.65	$10.34

Total Return	4.80	%†	7.97%	4.71%	4.73	%†
Net Assets, End of Period (thousands)	$116,957		$97,194	$52,699	$31,208
Ratio of Expenses to Average Net Assets*	0.32	%^	0.37%	0.47%	0.99	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.46	%^	0.49%	0.71%	1.32	%^@
Ratio of Net Investment Income to Average Net Assets	0.52	%^	1.59%	2.33%	0.95	%^@

^	Annualized

†	Non-annualized

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

#	Computed using average shares outstanding.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about DIG and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a Retirement Plan offering the Portfolios.

—	Your account service provider—if you are a client or member of an institution offering Portfolios.

—	Your investment advisor—if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

—	DIG, if you are another type investor or if you represent a Retirement Plan sponsor or qualifying institution. Call collect at (310) 395-8005.

—	Additional materials describing DIG and the Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access them on our website at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD093007-012

INSTITUTIONAL CLASS SHARES

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

October 10, 2007

Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers sixteen series of shares. This SAI relates to the Institutional Class shares of three series of DIG: Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (individually, a “Portfolio” and collectively, the “Portfolios”).

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ Prospectus dated October 10, 2007, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from DIG’s annual report to shareholders, and the unaudited financial information for the period ended May 31, 2007 is incorporated by reference from DIG’s semi-annual report to shareholders. The prospectus, annual report and semi-annual report may be obtained from your Intermediary, account service provider or investment advisor or from DIG by calling collect at (310) 395-8005.

PORTFOLIO CHARACTERISTICS AND POLICIES

Each Portfolio described in this SAI is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”), which include, Dimensional Emerging Markets Value Fund Inc. (“DEM”); The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly, The Pacific Rim Small Company Series), The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Global Fixed Income Series, each a series of The DFA Investment Trust Company (“DFAITC”); and U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio and DFA Five-Year Global Fixed Income Portfolio, each a series of DFA Investment Dimensions Group Inc. (“DFAIDG”). DEM, the series of DFAITC and the portfolios of DFAIDG are referred to as the “Underlying Funds.” Each Portfolio currently offers three classes of shares: Institutional Class shares, Class R1 shares and Class R2 shares. This SAI describes the Institutional Class shares of the Portfolios. Dimensional serves as investment advisor to each Portfolio and provides administrative services to the Portfolios. Dimensional is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Underlying Funds.

Each of the Portfolios and the Underlying Funds is diversified under the federal securities laws and regulations.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5)	engage in the business of underwriting securities issued by others;

(6)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of a Portfolio’s total assets would be invested in securities of companies within such industry;

(7)	purchase securities on margin; or

(8)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations set forth above only relate to the Portfolios. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds. With respect to the investment limitation described in (6) above, a Portfolio’s assets may be concentrated in the banking industry if one or more Underlying Funds has significant investments in the banking industry.

The investment limitations described in (1) and (7) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of the Underlying Funds, the Portfolios do not intend to lend those shares.

With respect to the investment limitation described in (4) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although not a fundamental policy subject to shareholder approval, each Portfolio (directly or indirectly through investments in the Underlying Funds) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios own, and does not include assets which the Portfolios do not own but over which they have effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, a Portfolio will exclude from its total assets those assets which represent collateral received by such Portfolio for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

ADDITIONAL POLICIES OF THE UNDERLYING FUNDS

Domestic Equity Underlying Funds

The U.S. Large Company Series

Under normal market conditions, at least 95% of the Series’ assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, The U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If The U.S. Large Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

Standard & Poor’s (“S&P”)—Information and Disclaimers. The U.S. Large Company Series is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of The U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in The U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to The U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to The U.S. Large Company Series. S&P has no obligation to take the needs of The U.S. Large Company Series or its respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of The U.S. Large Company Series or in the issuance or sale of shares of The U.S. Large Company Series or in the determination or calculation of the equation by which The U.S. Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The U.S. Large Company Series.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series invests in common stocks that the Advisor determines to be value stocks. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, The U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies, as described in its registration statement. If The U.S. Large Cap Value Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The U.S. Small Cap Series

As a non-fundamental policy, under normal circumstances, The U.S. Small Cap Series will invest at least 80% of its net assets in securities of U.S. small cap companies, as described in its registration statement. If the Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

Each Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe (as defined in the Prospectus). The increased exposure to small and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage allocation of the assets of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. For example, as of December 31, 2006, securities of the largest U.S. growth companies comprised 26% of the U.S. Universe and the Advisor allocated 16% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies and 7% of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies. As a non-fundamental policy, under normal circumstances, each Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. If a Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio will invest in shares of REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements related to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. At the present time, The DFA Real Estate Securities Portfolio intends to invest only in Hybrid REITs and Equity REITs.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry, as described in its prospectus. If the DFA Real Estate Securities Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days before the change, and will change the name of the Portfolio. The DFA Real Estate Securities Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, Amex and OTC.

International Equity Underlying Funds

Large Cap International Portfolio

Under normal market conditions, the Large Cap International Portfolio intends to invest in the stocks of large companies in Europe, Australia, Canada and the Far East. As a non-fundamental policy, under normal circumstances, the Large Cap International Portfolio will invest at least 80% of its net assets in large cap companies in the particular markets in which the Portfolio invests, as described in its prospectus. If the Large Cap International Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Japanese Small Company Series

As a non-fundamental policy, under normal circumstances, The Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies, as described in its registration statement. If The Japanese Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Asia Pacific Small Company Series

As a non-fundamental policy, under normal circumstances, The Asia Pacific Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries, as described in its registration statement. If The Asia Pacific Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The United Kingdom Small Company Series

As a non-fundamental policy, under normal circumstances, The United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies, as described in its registration statement. If The United Kingdom Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Continental Small Company Series

As a non-fundamental policy, under normal circumstances, The Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe, as described in its registration statement. If The Continental Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The DFA International Value Series

The DFA International Value Series invests in the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Series intends to invest in the stocks of large companies in countries with developed markets.

International Core Equity Portfolio

The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure to small capitalization and value companies relative to the International Universe (as defined in the Prospectus). The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. For example, as of December 31, 2006, securities of the largest growth companies in the International Universe comprised 16% of the International Universe and the Advisor allocated 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe.

The International Core Equity Portfolio invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, International Depositary Receipts, American Depositary Receipts or other types of depositary receipts and that are defined in this SAI as Approved Market securities in the section on the Emerging Markets Underlying Funds. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. If the International Core Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund Inc.

Emerging Markets Core Equity Portfolio

Each Emerging Markets Underlying Fund invests in companies associated with emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). As a non-fundamental policy, under normal circumstances, The Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in its registration statement as Approved Market securities. If The Emerging Markets Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Emerging Markets Small Cap Series will seek a broad market coverage of smaller companies within each Approved Market. As a non-fundamental policy, under normal circumstances, The Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are defined in its registration statement as small company Approved Market securities. If The Emerging Markets Small Cap Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Dimensional Emerging Markets Value Fund Inc. (“Emerging Markets Value Fund”) will seek to invest in emerging market equity securities, which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book to market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in its registration statement as Approved Market securities. If the Emerging Markets Value Fund changes this investment policy, the Fund will notify its shareholders at least 60 days before the change, and will change the name of the Fund.

The Emerging Market Core Equity Portfolio will seek to purchase a broad and diverse group of securities with an increased exposure to securities of small cap issuers and securities that it considers to be “value” securities. As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in its registration statement as Approved Market securities. If the Emerging Markets Core Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

Approved Market securities are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in an Emerging Markets Underlying Fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities.

Fixed Income Underlying Funds

The DFA Two-Year Global Fixed Income Series

DFA Five-Year Global Fixed Income Portfolio

As a non-fundamental policy, under normal circumstances, The DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If The DFA Two-Year Global Fixed Income Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Global Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If the DFA Five-Year Global Fixed Income Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U. S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (formerly, the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies and not guaranteed by the U.S. government, such as Freddie Mac (formerly, the Federal Home Loan Mortgage Corporation) and Fannie Mae (formerly, the Federal National Mortgage Association).

3. Corporate Debt Obligations—Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P.

6. Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the underlying securities at an agreed price, plus interest at a specified rate.

The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Underlying Funds’ total assets would be so invested. The Fixed Income Underlying Funds will invest in repurchase agreements with banks having at least $1,000,000,000 in assets and that are approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the underlying securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

Investors should be aware that the net asset values of the Fixed Income Underlying Funds may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed income securities can be expected to increase.

Investments in the Banking Industry

The DFA Two-Year Global Fixed Income Series will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. For the purpose of this policy, which is a fundamental policy of the Series and can only be changed by a vote of the shareholders of the Series, banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Series, the Series will be considered to be concentrating its investments in the banking industry. Once the Series concentrates its investments in the banking industry, the Series may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Series’ investment strategy results in less than 25% of the Series’ total assets consisting of banking industry securities. As of the date of this Prospectus, the DFA Two-Year Global Fixed Income Series is not concentrating its investments in the banking industry. The types of bank and bank holding company obligations in which The DFA Two-Year Global Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States that mature within two years of the date of settlement, provided such obligations meet the Series’ established credit rating criteria. In addition, the Series is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

BROKERAGE COMMISSIONS

The following discussion relates to the policies of the Underlying Funds with respect to brokerage commissions. The Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of the Underlying Funds.

The Fixed Income Underlying Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Underlying Funds to determine the effect that their trading has on the market prices of the securities in which the Underlying Funds invest. The Advisor also checks the rate of commission being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for The United Kingdom Small Company Series and The Continental Small Company Series, and DFA Australia Limited performs these services for The Japanese Small Company Series and The Asia Pacific Small Company Series.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements of the Underlying Funds permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Underlying Funds.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Trustees/Directors of DFAIDG, DIG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The over-the-counter market (the “OTC”) companies eligible for purchase by The U.S. Small Cap Series, the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio and the DFA Real Estate Securities Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Underlying Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, an Underlying Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Underlying Funds can effect transactions at the best available prices.

FUTURES CONTRACTS

All Underlying Funds, except The U.S. Small Cap Series, may enter into futures contracts and options on futures contracts. Such Underlying Funds may enter into futures contracts and options on future contracts to gain market exposure on the Underlying Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Underlying Funds will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Underlying Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Underlying Funds expect to earn income on their margin deposits. Each Underlying Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that an Underlying Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that an Underlying Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Securities and Exchange Commission (“Commission”) and interpretations of the staff of the Commission, the Underlying Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Underlying Funds may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

The Portfolios and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Underlying Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Underlying Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible for the Portfolios and Underlying Funds:

Portfolios	Permissible Cash Investments*	Percentage Guidelines**
Global Equity Portfolio Global 60/40 Portfolio Global 25/75 Portfolio	U.S. government securities, repurchase agreements and short-term paper; affiliated and unaffiliated registered and unregistered money market funds***	5%

Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Large Company Series	Short-term fixed income obligations; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	5%

The U.S. Large Cap Value Series	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

The U.S. Small Cap Series	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; affiliated and unaffiliated unregistered money market funds***	20%

U.S. Core Equity 1 Portfolio U.S. Core Equity 2 Portfolio International Core Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

Large Cap International Portfolio	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

The Japanese Small Company Series The Asia Pacific Small Company Series The United Kingdom Small Company Series The Continental Small Company Series	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

The DFA International Value Series	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

The Emerging Markets Series The Emerging Markets Small Cap Series Dimensional Emerging Markets Value Fund Inc.	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	10%

Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
Emerging Markets Core Equity Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Underlying Funds do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

Each International Underlying Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where the Underlying Fund is permitted to invest. In addition, The U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, an Underlying Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by an Underlying Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Underlying Fund with opportunities which are consistent with the Underlying Fund’s investment objective and policies.

EXCHANGE TRADED FUNDS

DEM, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and the Emerging Markets Core Equity Portfolio may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When an Underlying Fund invests in ETFs, shareholders of the Portfolios that invest in those Underlying Funds bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Underlying Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of The

Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series and The Continental Small Company Series ordinarily are anticipated to be low. The Two-Year Global Fixed Income Series is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. The portfolio turnover rate for Two-Year Global Fixed Income Series has varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of DIG is responsible for establishing DIG’s policies and for overseeing the management of DIG. The Directors of DIG, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Underlying Funds.

The Board of Directors of DIG has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of DIG’s Audit Committee is a disinterested Director. The Audit Committee oversees DIG’s accounting and financial reporting policies and practices, DIG’s internal controls, DIG’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Directors. The Audit Committee recommends the appointment of DIG’s independent registered public accounting firm and also acts as a liaison between DIG’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of DIG’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of DIG’s series and reviews the performance of DIG’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of DIG is set forth in the tables below, including a description of each Director’s experience as a Director of DIG and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 60	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	87 portfolios in 4 investment companies

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	87 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	87 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	87 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	87 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	87 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name Address and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President and Chief Executive Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	87 portfolios in 4 investment companies

Name Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held
Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 63	Director	Since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	87 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which are DIG, DFAIDG, DFAITC and DEM.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in shares of each Portfolio of DIG included in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below:

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-$100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	Global Equity Portfolio - Over $100,000 Global 25/75 Portfolio - Over $100,000	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from DIG during the fiscal year ended November 30, 2006 and the total compensation received from the four DFA Funds for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

Name and Position	Aggregate Compensation from DIG*	Pension or Retirement Benefits as Part of DIG Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from DIG and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000
John P. Gould Director	$10,724	N/A	N/A	$130,000
Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500
Robert C. Merton Director	$10,724	N/A	N/A	$130,000
Myron S. Scholes Director	$10,724	N/A	N/A	$130,000
Abbie J. Smith Director	$10,724	N/A	N/A	$130,000
Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of DIG may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the DFA Funds. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson), $130,000 (Mr. Scholes) and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with DIG and the principal occupation for each officer of DIG. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Darryl Avery Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 50	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 42	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jennifer Fromm Age: 34	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 40	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 40	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 43	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. And Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodríguez Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Canada Inc. Formerly, Director of Dimensional Fund Advisors Ltd. (February 2002 to April 2007) and Dimensional Funds PLC (January 2002 to April 2007); Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007); and Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd..

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 44	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000) and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 49	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of August 31, 2007, directors and officers as a group owned less than 1% of each Portfolios’ outstanding stock, except directors and officers as a group owned 32.83% of Global 25/75 Portfolio-Institutional Class.

SERVICES TO THE FUNDS

Administrative Services by Dimensional

DIG has entered into administration agreements with the Advisor, on behalf of the Portfolios. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to DIG for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or DIG may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Underlying Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Portfolios are obligated to pay the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below:

Global Equity Portfolio	0.30%
Global 60/40 Portfolio	0.25%
Global 25/75 Portfolio	0.20%

Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement for the Institutional Class shares of each Portfolio, effective June 1, 2005, the Advisor will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and (ii) assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds) of the Institutional Class shares of the Equity Portfolio to 0.44%, the 60/40 Portfolio to 0.41% and the 25/75 Portfolio to 0.37%. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor. At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for a Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Institutional Class shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement.

Prior to June 1, 2005, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Institutional Class shares of each Portfolio, Dimensional will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and (ii) assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding Administration Fees paid to Dimensional), up to an amount equal to the total fees paid to Dimensional by the Institutional Class shares (including the pass through of the management fees paid to Dimensional by the Underlying Funds), as is necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds) of the Institutional Class shares of the Equity Portfolio to 0.70%, the 60/40 Portfolio to 0.65% and the 25/75 Portfolio to 0.60%.

For the fiscal year ended November 30, 2006, 2005 and 2004, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	2006 (000)		2005 (000)		2004 (000)
Global Equity Portfolio	$2,061	[1]	$1,081	[4]	$261	[7]
Global 60/40 Portfolio	$1,089	[2]	$476	[5]	$104	[8]
Global 25/75 Portfolio	$156	[3]	$83	[6]	$26	[9]

[1]	$ 523 after waiver
[2]	$ 324 after waiver
[3]	$ 65 after waiver
[4]	$ 653 after waiver
[5]	$ 275 after waiver
[6]	$ 0 after waiver and reimbursement
[7]	$ 225 after waiver
[8]	$ 25 after waiver
[9]	$ 0 after waiver and reimbursement

Administrative Services by PFPC Inc.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of DIG, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with the custodian, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Underlying Funds pay PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to an Underlying Fund under the fee schedule is allocated to each such Underlying Fund based on the Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is subject to a monthly fee of $1,000. The Underlying Funds are also subject to certain monthly base fees. Each Domestic Equity Underlying Fund is subject to a monthly base fee of $1,666 and each International Equity or Fixed Income Underlying Fund is subject to a monthly base fee of $2,038.

The Portfolios also pay separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to DIG, DFAIDG, DFAITC and DEM. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for DIG, DFAIDG, DFAITC and DEM and audits the annual financial statements of the Portfolios and Underlying Funds. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

The Portfolios

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and holders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor.

The Advisor is paid no fee for the services it provides as investment advisor to each Portfolio.

The Underlying Funds

As shareholders of the Underlying Funds, the Portfolios pay their proportionate share of the management fees paid to the Advisor by the Underlying Funds. For the services it provides as investment advisor to each Underlying Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Underlying Fund. For the fiscal years ended November 30, 2006, 2005 and 2004, the Underlying Funds paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:

Underlying Fund	2006 (000)		2005 (000)		2004 (000)
U.S. Large Company Series	$1,122		$967		$823
U.S. Large Cap Value Series	$7,124		$4,847		$3,190
U.S. Small Cap Series	$972		$786		$534
U.S. Core Equity 1 Portfolio(a)	$661	[1]	$34	[5]	$0
U.S. Core Equity 2 Portfolio(a)	$1,217	[2]	$52	[6]	$0
DFA Real Estate Securities Portfolio	$6,709		$4,660		$2,995
Large Cap International Portfolio	$3,496		$2,460		$1,698
DFA International Value Series	$11,736		$7,219		$4,209
International Core Equity Portfolio(a)	$1,547	[3]	$58	[7]	$0
Japanese Small Company Series	$1,369		$857		$448
Asia Pacific Small Company Series	$568		$356		$202
United Kingdom Small Company Series	$888		$495		$283
Continental Small Company Series	$1,446		$856		$547
Emerging Markets Series	$2,146		$1,478		$844
Dimensional Emerging Markets Value Fund Inc.	$3,397		$1,799		$852
Emerging Markets Small Cap Series	$1,431		$741		$337
Emerging Markets Core Equity Portfolio(b)	$2,714	[4]	$419	[8]	$0
DFA Two-Year Global Fixed Income Series	$1,163		$941		$748
DFA Five-Year Global Fixed Income Portfolio	$5,083		$3,631		$2,797

(a)	U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio commenced operations on September 15, 2005.
(b)	Emerging Markets Core Equity Portfolio commenced operations on April 5, 2005.
[1]	$ 660 after waiver

[2]	$ 1,201 after waiver
[3]	$ 1,615 after recoupment of fees previously waived
[4]	$ 2,784 after recoupment of fees previously waived
[5]	$ 7 after waiver
[6]	$ 20 after waiver
[7]	$ 0 after waiver and reimbursement by the Advisor
[8]	$ 349 after waiver

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for The Japanese Small Company Series, The Asia Pacific Small Company Series and International Core Equity Portfolio. DFA Australia’s duties include the maintenance of a trading desk for each Series or Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of The Japanese Small Company Series, The Asia Pacific Small Company Series and International Core Equity Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by these Series and Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 7 Down Street, London, W1J7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers and dealers to execute securities transactions for The United Kingdom Small Company Series, The Continental Small Company Series and International Core Equity Portfolio. DFAL’s duties include the maintenance of a trading desk for each Series or Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of The United Kingdom Small Company Series, The Continental Small Company Series and International Core Equity Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by these Series and Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series. DFAL is a member of the Financial Services Authority, a self-regulatory organization for investment managers operating under the laws of England.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios and Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios and Underlying Funds including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios.

Investments in Each Portfolio

The portfolio manager and his immediate family did not own shares of the Portfolios in this SAI as of November 30, 2006.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as the Advisor’s Compensation Committee deems necessary to reflect changes in the market. A portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor’s general partner as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Portfolios and Underlying Funds, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds, and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere

•     23 U.S. registered mutual funds with $45,702 million in total assets under management.

•     8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•     41 other accounts with $3,371 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Underlying Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios or Underlying Funds described in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Underlying Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Underlying Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Underlying Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Underlying Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Underlying Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Underlying Fund or Account, a Portfolio/Underlying Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Underlying Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Underlying Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios/Underlying Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Underlying Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Underlying Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages (or in a portfolio that he or she manages the Underlying Fund) and a conflict may arise where he or she may therefore have an incentive to treat the Account (or in a portfolio that he or she manages the Underlying Fund) in which the portfolio manager or his/her relatives invest preferentially as compared to a Portfolio or other Accounts for which they have portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc.

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. DFAITC was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. DFAITC offers shares of its series only to institutional investors in private offerings. DEM was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of DEM approved its conversion from a closed-end management investment company to an open-end management investment company.

CODE OF ETHICS

DIG, DFAIDG, DFAITC, DEM, the Advisor, DFA Australia, DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and Underlying

Funds, and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock represents an equal proportional interest in the assets and liabilities of the applicable Portfolio and has identical, non-cumulative voting, dividend, redemption, liquidation, and other rights and preferences as the other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the Portfolio or class of shares that they hold, except as otherwise required by applicable law. If liquidation of DIG should occur, a Portfolio’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own. Ordinarily, DIG does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. DIG’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Portfolios, the latter being audited.

With regard to an Underlying Fund of DFAITC organized as a partnership for federal tax purposes, if a majority shareholder of the Underlying Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Underlying Fund must vote to approve the continuing existence of the Underlying Fund or the Underlying Fund will be liquidated.

PRINCIPAL HOLDERS OF SECURITIES

As of August 31, 2007, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

GLOBAL EQUITY PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104	55.60%

Ameritrade, Inc.* PO Box 2226 Omaha, NE 68103	14.22%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	14.15%

GLOBAL 60/40 PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.*[1]	50.78%

National Financial Services LLC*[1]	16.71%

Ameritrade Inc.*[1]	12.02%

Visa Del Mar Child & Family Services 3200 Motor Ave Los Angeles, CA 90034	7.14%

GLOBAL 25/75 PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.*[1]	39.31%

Booth Family Trust 1299 Ocean Ave. Santa Monica, CA 90401	32.46%

Ameritrade Inc.*[1]	12.41%

National Financial Services LLC*[1]	6.95%

*	Owner of record only
[1]	See address for shareholder previously noted above in list

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Portfolios and Underlying Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Portfolios and Underlying Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Underlying Funds and Portfolios are closed.

The Tokyo Stock Exchange (“TSE”) is closed on the following days in 2007: January 1, 2, 3 and 8, February 12, March 21, April 30, May 3 and 4, July 16, September 17 and 24, October 8, November 23, and December 24 and 31. In addition, in 2007 the TSE will have half-day trading on January 5 and December 28. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading (provided that the NYSE is open on such day). The London Stock Exchange (“LSE”) is closed on the following days in 2007: January 1, April 6 and 9, May 7 and 28, August 27, and December 25 and 26. Orders for the purchase and redemption of shares of the United Kingdom Small Company Portfolio received on those days will be processed as of the close of the NYSE on the next day that the London Stock Exchange is open for trading. The foreign securities exchanges on which The Continental Small Company Series’ portfolio securities are principally traded are all closed on January 1, April 6 and 9 and December 25 and 26.

DIG reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of DIG or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

DIG or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, DIG will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the Prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

DIG may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission; (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for DIG to dispose of securities owned by it, or fairly to determine the value of its assets; and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the transfer agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Different tax rules may apply, depending on whether the Portfolio invests through an Underlying Fund treated as a corporation or an Underlying Fund treated as a partnership for federal income tax purposes. These rules could affect the amount, timing, and character of the income received by the shareholders of a Portfolio.

Distributions of Net Investment Income

Each Portfolio receives income generally in the form of dividends from those Underlying Funds classified as corporations, and dividends and interest from those Underlying Funds classified as partnerships. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

The Portfolios, indirectly, through their investment in the Underlying Funds may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. The Portfolios may also derive capital gains through their redemption of shares in Underlying Funds classified as corporations. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

In general. An Underlying Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. Because each Portfolio is organized as a “fund-of-funds” with some of the Underlying Funds being treated as corporations, it’s unlikely that a Portfolio will qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Underlying Funds. If more than 50% of a Portfolio’s total assets at the end of a fiscal year is invested in foreign securities, the Portfolio may elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed by an Underlying Fund to a Portfolio, in turn, to you are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. An Underlying Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Underlying Funds intend to mark-to-market these securities and recognize any gains at the end of their fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though the Underlying Fund has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. In addition, if an Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Underlying Fund (or a Portfolio in the case of an Underlying Fund organized as a partnership) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on an Underlying Fund (or Portfolio) in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent the Underlying Funds classified as partnerships invest in certain U.S. government obligations, dividends paid by a Portfolio from such investments to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by an Underlying Fund. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in a Underlying Fund classified as a corporation that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Underlying Funds’ investment in stocks of domestic corporations and qualified foreign corporations.

Both an Underlying Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, an Underlying Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by an Underlying Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Underlying Fund if the Underlying Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by an Underlying Fund were debt-financed or held by the Underlying Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

An Underlying Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by an Underlying Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Underlying Fund, defer an Underlying Fund’s ability to recognize losses, and, subject an Underlying Fund (or a Portfolio) to U.S. federal income tax on income from certain of the Underlying Funds’ foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. Certain of the Underlying Funds are permitted to invest in options and futures and foreign currency contracts. If an Underlying Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining net income for excise tax purposes, an Underlying Fund classified as a corporation (or the Portfolio with respect to its pro rata share of the income of the Underlying Funds classified as partnerships), also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. An Underlying Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, generally will not qualify as qualified interest income for foreign withholding tax purposes.

Short sales. An Underlying Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. An Underlying Fund’s investment in options and futures and foreign currency contracts in connection with certain hedging transactions could cause the Underlying Fund to hold offsetting positions in securities. If an Underlying Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Underlying Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Investment in certain mortgage pooling vehicles (excess inclusion income). Certain of the Underlying Funds may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of an Underlying Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by an Underlying Fund to the Portfolio and, in turn, to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, an Underlying Fund, as well as each Portfolio, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolios expect that disqualified organizations own their shares. Because this tax is imposed at the Underlying Fund and Portfolio level, all shareholders, including shareholders that are not disqualified organizations, indirectly will bear a portion of the tax cost associated with an Underlying Fund’s or Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolios are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, a Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income received by a Portfolio from all sources exceeds 1% of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•

If an Underlying Fund and, in turn, a Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from a Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. Each Underlying Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by an Underlying Fund, it could affect the timing or character of income recognized by the Underlying Fund, and, in turn, the Portfolio, requiring those Underlying Funds classified as corporations to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by a Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by a Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which an Underlying Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio is effective for dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on an Underlying Fund’s portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. Certain Underlying Funds may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by an Underlying Fund, or by a REIT or U.S. real property holding corporation in which an Underlying Fund invests, may trigger special tax consequences to a Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as a Portfolio, as follows:

•

The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution; and

•

If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•

In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Portfolio classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because each Portfolio expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Portfolios do not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose a Portfolio may look through to the exempt assets held by an Underlying Fund classified as a corporation is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of DFAITC have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Underlying Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios and Underlying Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Underlying Funds, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the applicable Portfolio or Underlying Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Underlying Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Portfolio or Underlying Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Underlying Fund and which seeks to maximize the value of that Portfolio’s or Underlying Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Underlying Fund’s investment and that it is in the Portfolio’s or Underlying Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Underlying Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor has retained Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolios and Underlying Funds; and provides reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of DFAITC (the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Underlying Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of holdings or a complete listing of holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and Underlying Fund generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Portfolio’s or Underlying Fund’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s or Underlying Fund’s industry allocations. Each Portfolio and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Underlying Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

As of February 28, 2007, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency

PFPC Trust Company	Fund Custodian	Daily

PFPC Inc.	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Recipient	Business Purpose	Frequency
Citibank North American, Inc.	Middle office operational support service provider to the Advisor	Daily

Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Monitoring investor exposure and investment strategy	Upon request

Victorian Fund Management Corporation	Monitoring investor exposure and investment strategy	Upon request

Consulting Services Group LLC	Monitoring investor exposure and investment strategy	Upon request

Evaluation Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Underlying Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of DIG, DEM, DFAIDG, DFAITC, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of DIG, DEM, DFAIDG and DFAITC; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is DIG’s independent registered public accounting firm. PwC audits DIG’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended November 30, 2006, as set forth in DIG’s annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, and the unaudited financial information for the period ended May 31, 2007, as set forth in DIG’s semi-annual report to shareholders, are incorporated by reference into this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations, which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

DIMENSIONAL INVESTMENT GROUP INC. (52/53)

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS.

(a)	Articles of Incorporation.

(1)	Articles of Restatement as filed with the State of Maryland on August 11, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(i)	Articles Supplementary as filed with the Maryland Secretary of State on December 19, 2003 re the addition of the:

*	Global Equity Portfolio Shares;

*	Global 25/75 Portfolio Shares; and

*	Global 60/40 Portfolio Shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(ii)	Articles of Amendment as filed with the Maryland Secretary of State on October 25, 2004 re the name change of the:

*	AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio;

*	AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio; and

*	AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 44/45 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2005.

(iii)	Articles Supplementary as filed with the Maryland Secretary of State on January 10, 2005 re the deletion of the:

*	DFA U.S. Small Cap Institutional Portfolio Shares;

*	U.S. Small Cap Portfolio K Shares;

*	U.S. Large Cap Value Portfolio K Shares;

*	U.S. Small XM Value Portfolio K Shares;

*	U.S. Large Company Portfolio K Shares;

*	DFA International Value Portfolio K Shares;

*	Emerging Markets Portfolio K Shares;

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*	DFA One-Year Fixed Income Portfolio K Shares;

*	DFA Two-Year Global Fixed Income Portfolio K Shares;

*	DFA International Small Company Portfolio V Shares; and

*	DFA Emerging Markets Portfolio V Shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 44/45 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2005.

(iv)	Articles Supplementary as filed with the Maryland Secretary of State on May 11, 2006 re the allocation of additional shares to the:

*	DFA International Value Portfolio Shares

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2007.

(b)	By-Laws.

(1)	Amended and Restated By-Laws of the Registrant as approved June 26, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Article Fifth of the Registrant’s Articles of Restatement.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(d)	Investment Advisory Contracts.

(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors LP (“DFA”) re the:

*	AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

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(i)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re the:

* RWB/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(3)	Investment Advisory Agreement between the Registrant and DFA re the:

* Global Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Investment Advisory Agreement between the Registrant and DFA re the:

* Global 60/40 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

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(5)	Investment Advisory Agreement between the Registrant and DFA re the:

* Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(e)	Underwriting Contracts.

(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI

*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

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(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K

*	U.S. Large Cap Value Portfolio K

*	U.S. 4-10 Value Portfolio K

*	U.S. Large Company Portfolio K

*	DFA International Value Portfolio K

*	Emerging Markets Portfolio K

*	DFA One-Year Fixed Income Portfolio K

*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II

*	Dividend-Managed U.S. Large Company Complement Portfolio II

*	Dividend-Managed U.S. Marketwide Value Portfolio II

*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s

Registration Statement on Form N-1A (later withdrawn).

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

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*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Form of Addendum Number Eight re the addition of:

*	DFA International Small Company Portfolio V

*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 14, 2003.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V

*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Ten re the addition of:

*	Global Equity Portfolio

*	Global 60/40 Portfolio

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

6

(h)	Other Material Contracts.

(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI

*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K

*	U.S. Large Cap Value Portfolio K

*	U.S. 4-10 Value Portfolio K

*	U.S. Large Company Portfolio K

*	DFA International Value Portfolio K

*	Emerging Markets Portfolio K

*	DFA One-Year Fixed Income Portfolio K

*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II

*	Dividend-Managed U.S. Large Company Complement Portfolio II

*	Dividend-Managed U.S. Marketwide Value Portfolio II

*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

7

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s

Registration Statement on Form N-1A (later withdrawn)

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

8

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V

*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Ten re the addition of:

*	Global Equity Portfolio

*	Global 60/40 Portfolio

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(2)	Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI

*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K

*	U.S. Large Cap Value Portfolio K

*	U.S. 4-10 Value Portfolio K

*	U.S. Large Company Portfolio K

9

*	DFA International Value Portfolio K

*	Emerging Markets Portfolio K

*	DFA One-Year Fixed Income Portfolio K

*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II

*	Dividend-Managed U.S. Large Company Complement Portfolio II

*	Dividend-Managed U.S. Marketwide Value Portfolio II

*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s

Registration Statement on Form N-1A (later withdrawn)

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

10

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V

*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Eleven re the addition of:

*	Global Equity Portfolio

*	Global 60/40 Portfolio

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(3)	Administration Agreements between the Registrant and DFA.

(i)	Dated May 3, 1993 re the:

*	DFA U.S. Small Cap Institutional Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

11

(aa)	Form of Addendum Number One re the reflection of the following name change:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001.

(ii)	Dated December 1, 1993 re the:

*	DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iii)	Dated July 1, 1994 re the:

*	DFA International Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iv)	Dated January 1, 1994 re the:

*	U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(v)	Dated July 1, 1994 re the:

*	U.S. Large Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(vi)	Dated December 20, 1994 re the:

*	U.S. Large Cap Value Portfolio III

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

12

(vii)	Dated December 20, 1994 re the:

*	DFA International Value Portfolio III

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(viii)	Dated March 1, 1996 re the:

*	AAM/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(aa)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ix)	Form of Dated July 20, 1997 re the:

*	DFA International Value Portfolio IV

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	June 20, 1997.

(x)	Form of Amended and Restated re the:

*	Emerging Markets Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2007.

(xi)	Dated December 8, 1998 re the:

*	Tax-Managed U.S. Marketwide Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

13

(xii)	Dated September 13, 1999 re the:

*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(xiii)	Amended and Restated Administration Agreement re the:

*	U.S. Small Cap Portfolio K

*	U.S. Large Cap Value Portfolio K

*	U.S. Small XM Value Portfolio K

*	U.S. Large Company Portfolio K

*	DFA International Value Portfolio K

*	Emerging Markets Portfolio K

*	DFA One-Year Fixed Income Portfolio K

*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001

(aa)	Form of Addendum Number One re the reflection of the following name changes:

*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001.

(xiv)	Administration Agreement re the:

*	Global Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(xv)	Administration Agreement re the:

*	Global 60/40 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File	Nos.: 33-33980 and 811-6067.
Filing	Date: January 29, 2004.

14

(xvi)	Administration Agreement re the:

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)	Dated March 13, 1996 re the:

*	RWB/DFA Two-Year Government Portfolio

Incorporated by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re the:

*	RWB/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:

*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Dated March 13, 1996 re the:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

15

(aa)	Amended Agreement dated March 13, 1996 re

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(iii)	Dated March 13, 1996 re the:

*	RWB/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amendment dated March 13, 1996 re

*	RWB/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

16

(bb)	Addendum Number Two re the reflection of the following name change:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(5)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.

(6)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:

*	U.S. Small Cap Portfolio II;

*	U.S. Large Cap Portfolio II; and

*	DFA International Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(7)	Form of Amended and Restated Expense Waiver and Assumption Agreement between the Registrant and DFA.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2007.

(i)	Legal Opinion.

(1)	Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2007.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers LLP

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2007.

(2)	Consent of PricewaterhouseCoopers LLP re DFA International Value Portfolio.

17

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to DFA Investment

Dimensions Group Inc.’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

Not applicable.

(n)	Rule 18f-3 Plan.

(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 re the:

*	Global Equity Portfolio

*	Global 60/40 Portfolio

*	Global 25/75 Portfolio

*	DFA International Value Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX - 99.n.1.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2007.

18

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant, the Advisor and the Underwriter.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the

Registrant’s Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

   None.

ITEM 25.	INDEMNIFICATION.

(1)	Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)	provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

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(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)	To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)	Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 1299 Ocean Avenue, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those executive officers and partners during the past two years.

ITEM 27.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc.

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(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
M. Akbar Ali 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darryl Avery 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Arthur H. Barlow 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Scott A. Bosworth 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Valerie A. Brown 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

David P. Butler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick Carter 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Stephen A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Truman A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert P. Cornell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Christopher S. Crossan 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

21

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
James L. Davis 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert T. Deere 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert W. Dintzner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kenneth Elmgren 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Richard A. Eustice 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Eugene F. Fama, Jr. 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Gretchen A. Flicker 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Glenn S. Freed 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jennifer Fromm 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Mark R. Gochnour 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Henry F. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

22

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
John T. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darla Hastings 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joel H. Hefner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Julie C. Henderson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Fund Controller	Vice President and Fund Controller

Kevin B. Hight 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Christine W. Ho 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jeff J. Jeon 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick M. Keating 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joseph F. Kolerich 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael F. Lane 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kristina M. LaRusso 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

23

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Juliet H. Lee 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David R. Martin 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer

Heather E. Mathews 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David M. New 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Catherine L. Newell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Secretary	Vice President and Secretary

Gerard K. O’Reilly 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carmen Palafox 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Sonya K. Park 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David A. Plecha 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Eduardo A. Repetto 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer

L. Jacobo Rodríguez 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

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Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Michael T. Scardina 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David E. Schneider 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ted R. Simpson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Bryce D. Skaff 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Grady M. Smith 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carl G. Snyder 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Lawrence R. Spieth 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Bradley G. Steiman Suite 910, 1055 West Hastings Vancouver, B.C. V6E 2E9	Vice President	Vice President

Karen E. Umland 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carol W. Wardlaw 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Weston J. Wellington 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

25

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Daniel M. Wheeler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ryan Wiley 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Paul E. Wise 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Dimensional Fund Advisors LP 1299 Ocean Avenue Santa Monica, CA 90401	Shareholder

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

   The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.	1299 Ocean Avenue Santa Monica, CA 90401

PFPC Inc.	301 Bellevue Parkway Wilmington, DE 19809

ITEM 29.	MANAGEMENT SERVICES.

   None.

ITEM 30.	UNDERTAKINGS.

   Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 52/53 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 10th day of October, 2007.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:	/s/ David G. Booth	*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 52/53 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ David G. Booth David G. Booth	*	President, Director, Chairman and Chief Executive Officer	October 10, 2007

/s/ Rex A. Sinquefield Rex A. Sinquefield	*	Director	October 10, 2007

/s/ David R. Martin David R. Martin	*	Chief Financial Officer, Treasurer and Vice President	October 10, 2007

/s/ George M. Constantinides George M. Constantinides	*	Director	October 10, 2007

/s/ John P. Gould John P. Gould	*	Director	October 10, 2007

/s/ Roger G. Ibbotson Roger G. Ibbotson	*	Director	October 10, 2007

/s/ Myron S. Scholes Myron S. Scholes	*	Director	October 10, 2007

/s/ Abbie J. Smith Abbie J. Smith	*	Director	October 10, 2007

/s/ Robert C. Merton Robert C. Merton	*	Director	October 10, 2007

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

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THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 10th day of October, 2007.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ David G. Booth	*
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 52/53 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature		Title	Date

/s/ David G. Booth David G. Booth	*	President, Trustee, Chairman, and Chief Executive Officer	October 10, 2007

/s/ Rex A. Sinquefield Rex A. Sinquefield	*	Trustee	October 10, 2007

/s/ David R. Martin David R. Martin	*	Chief Financial Officer, Treasurer and Vice President	October 10, 2007

/s/ George M. Constantinides George M. Constantinides	*	Trustee	October 10, 2007

/s/ John P. Gould John P. Gould	*	Trustee	October 10, 2007

/s/ Roger G. Ibbotson Roger G. Ibbotson	*	Trustee	October 10, 2007

/s/ Myron S. Scholes Myron S. Scholes	*	Trustee	October 10, 2007

/s/ Abbie J. Smith Abbie J. Smith	*	Trustee	October 10, 2007

/s/ Robert C. Merton Robert C. Merton	*	Trustee	October 10, 2007

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

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EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description
23(n)(1)	EX-99.n.1	Multiple Class Plan

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